Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2021
Financial assets at fair value through profit or loss [abstract]
Summary of financial assets at fair value through profit or loss

	At 30 June 2021	At 31 Dec 2020
	£m	£m

Trading assets	17,772	20,825

Other financial assets at fair value through profit or loss:
Treasury and other bills	18	18
Loans and advances to customers	10,354	11,244
Loans and advances to banks	3,656	4,238
Debt securities	39,021	38,852
Equity shares	106,768	96,449
	159,817	150,801
Total financial assets at fair value through profit or loss	177,589	171,626